Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Acquired Technology
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets, excluding goodwill (in years)	5 years
Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets, excluding goodwill (in years)	3 years
Minimum | Customer relationships (note 8)
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets, excluding goodwill (in years)	4 years 9 months 18 days
Minimum | Brand (note 8)
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets, excluding goodwill (in years)	3 years
Maximum | Customer relationships (note 8)
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets, excluding goodwill (in years)	13 years
Maximum | Brand (note 8)
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets, excluding goodwill (in years)	5 years